Impairments - Schedule of reconciliation of changes in loss allowances by stages (Details) - Accumulated impairment - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Change in loss allowance
Opening balance January 1	kr (807)	kr (526)
Increases due to origination and acquisition	(74)	(343)
Net remeasurement of loss allowance	(62)	(65)
Transfer to stage 1	5	0
Transfer to stage 2	(2)	(29)
Transfer to stage 3	(14)	(75)
Decreases due to derecognition	206	88
Decreases in allowance account due to write-offs	2	94
Exchange-rate differences	(23)	50
Closing balance	(768)	(807)
Stage 1
Change in loss allowance
Opening balance January 1	(69)
Increases due to origination and acquisition	(4)
Net remeasurement of loss allowance	13
Transfer to stage 1	0
Transfer to stage 2	2
Transfer to stage 3	0
Decreases due to derecognition	6
Exchange-rate differences	(1)
Closing balance	(55)	(69)
Lifetime expected credit losses | Stage 2
Change in loss allowance
Opening balance January 1	(378)
Increases due to origination and acquisition	(70)
Net remeasurement of loss allowance	(68)
Transfer to stage 1	5
Transfer to stage 2	(4)
Transfer to stage 3	2
Decreases due to derecognition	171
Exchange-rate differences	(7)
Closing balance	(347)	(378)
Lifetime expected credit losses | Stage 3
Change in loss allowance
Opening balance January 1	(359)
Net remeasurement of loss allowance	(7)
Transfer to stage 3	(16)
Decreases due to derecognition	29
Decreases in allowance account due to write-offs	2
Exchange-rate differences	(14)
Closing balance	kr (365)	kr (359)